LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of operating leases
As of December 31, 2020
Right-of-use assets	$180,528
Right of use asset-accumulated amortization	(43,833)
Right-of-use assets, Net	136,695

Operating lease liabilities, current	90,253
Operating lease liabilities, noncurrent	23,102
Total operating lease liabilities	$113,355

Summary of maturities of operating lease liabilities
Maturity of Operating Lease Liabilities
2021	$93,359
2022	23,340
Total future minimum lease payments	116,699
Less imputed interest	(3,344)
Total	$113,355